GECC Financing Receivables and Allowance for Losses on Financing Receivables (Net Investment in Financing Leases) (Details) - GECC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Leases [Abstract]
Loans and leases receivable, Gross	$ 126,561	$ 135,465
Direct Financing Leases [Abstract]
Total minimum lease payments receivables	4,821	5,542
Less Principal and interest on third-party nonrecourse debt	0	0
Net rentals receivable	4,821	5,542
Estimated unguaranteed residual value of leased assets	1,138	1,296
Deferred income	(1,170)	(1,636)
Investment in financing leases, net of deferred income	4,789	5,202
Allowance for losses	(24)	(21)
Deferred taxes	(697)	(189)
Net investment in financing leases	4,068	4,992
Leveraged Leases [Abstract]
Total minimum lease payments receivables	3,086	3,554
Less Principal and interest on third-party nonrecourse debt	(1,868)	(2,249)
Net rentals receivable	1,218	1,305
Estimated unguaranteed residual value of leased assets	1,233	1,379
Deferred income	(686)	(792)
Investment in financing leases, net of deferred income	1,765	1,892
Allowance for losses	(15)	(10)
Deferred taxes	(1,202)	(1,601)
Net investment in financing leases	548	281
Initial direct costs on direct financing leases	46	47
Pre-tax income	53	11
Income tax	20	4
Financing Receivable
Financing Leases [Abstract]
Total minimum lease payments receivables	7,907	9,096
Less Principal and interest on third-party nonrecourse debt	(1,868)	(2,249)
Net rentals receivable	6,039	6,847
Estimated unguaranteed residual value of leased assets	2,371	2,675
Deferred income	(1,856)	(2,428)
Loans and leases receivable, Gross	6,554	7,094
Allowance for losses	(39)	(31)
Deferred taxes	(1,899)	(1,790)
Net investment in financing leases	$ 4,616	$ 5,273